Segment Disclosures Recon from Segment to Consolidated (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of segment revenues and segment profit (loss)
Revenues	$ 7,409	$ 6,835	$ 7,471
Segment profit (loss)	2,008	1,677	1,907
Equity earnings (losses)	228	104	111
Cost-method Investments, Realized Gain (Loss)		(3)	(4)
Operating income	1,609	1,407	1,610
Other financial information:
Depreciation and amortization	1,151	791	734
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	49,322	23,571
Investments	8,399	2,187
Additions to long-lived assets	20,413	3,409	5,858
Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	3,888	2,914	2,714
Regulated Natural Gas Transportation And Storage [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,781	1,704	1,598
Gathering and Processing [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,796	932	844
Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	3,521	3,921	4,757
Access Midstream [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	781	0	0
Access Midstream [Member] | Regulated Natural Gas Transportation And Storage [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0	0	0
Access Midstream [Member] | Gathering and Processing [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	781	0	0
Access Midstream [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0	0	0
Northeast G&P [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	450	335	168
Northeast G&P [Member] | Regulated Natural Gas Transportation And Storage [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0	0	0
Northeast G&P [Member] | Gathering and Processing [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	394	302	159
Northeast G&P [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	225	166	2
Atlantic-Gulf [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,497	1,414	1,371
Atlantic-Gulf [Member] | Regulated Natural Gas Transportation And Storage [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,313	1,244	1,171
Atlantic-Gulf [Member] | Gathering and Processing [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	79	70	80
Atlantic-Gulf [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	499	830	709
West [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,034	1,053	1,067
West [Member] | Regulated Natural Gas Transportation And Storage [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	470	469	438
West [Member] | Gathering and Processing [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	544	562	607
West [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	70	64	40
NGL & Petchem Services [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	126	112	108
NGL & Petchem Services [Member] | Regulated Natural Gas Transportation And Storage [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0	0	0
NGL & Petchem Services [Member] | Gathering and Processing [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0	0	0
NGL & Petchem Services [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	2,727	2,861	4,006
Operating Segments [Member]
Reconciliation of segment revenues and segment profit (loss)
Operating income	1,780	1,576	1,800
Operating Segments [Member] | Access Midstream [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	781	0	0
Segment profit (loss)	265	0	0
Equity earnings (losses)	96	0	0
Cost-method Investments, Realized Gain (Loss)		0	0
Operating income	169	0	0
Other financial information:
Depreciation and amortization	296	0	0
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	23,024	0
Investments	6,004	0
Additions to long-lived assets	16,964	0	0
Operating Segments [Member] | Access Midstream [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	781	0	0
Operating Segments [Member] | Access Midstream [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0	0	0
Operating Segments [Member] | Northeast G&P [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	681	501	170
Segment profit (loss)	212	(24)	(37)
Equity earnings (losses)	19	(7)	(23)
Cost-method Investments, Realized Gain (Loss)		0	0
Operating income	193	(17)	(14)
Other financial information:
Depreciation and amortization	170	132	76
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	7,314	6,229
Investments	891	737
Additions to long-lived assets	1,079	1,376	3,909
Operating Segments [Member] | Northeast G&P [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	451	335	168
Operating Segments [Member] | Northeast G&P [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	230	166	2
Operating Segments [Member] | Atlantic-Gulf [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	2,354	2,349	2,455
Segment profit (loss)	635	614	574
Equity earnings (losses)	76	72	92
Cost-method Investments, Realized Gain (Loss)		0	0
Operating income	559	542	482
Other financial information:
Depreciation and amortization	379	363	381
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	11,124	10,007
Investments	985	930
Additions to long-lived assets	1,593	1,072	1,002
Operating Segments [Member] | Atlantic-Gulf [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,501	1,424	1,383
Operating Segments [Member] | Atlantic-Gulf [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	853	925	1,072
Operating Segments [Member] | West [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,580	1,826	2,201
Segment profit (loss)	631	741	980
Equity earnings (losses)	0	0	0
Cost-method Investments, Realized Gain (Loss)		0	0
Operating income	631	741	980
Other financial information:
Depreciation and amortization	239	236	234
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	4,620	4,767
Investments	0	0
Additions to long-lived assets	168	210	360
Operating Segments [Member] | West [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,034	1,054	1,072
Operating Segments [Member] | West [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	546	772	1,129
Operating Segments [Member] | NGL & Petchem Services [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	3,112	3,267	4,372
Segment profit (loss)	265	346	390
Equity earnings (losses)	37	39	42
Cost-method Investments, Realized Gain (Loss)		(3)	(4)
Operating income	228	310	352
Other financial information:
Depreciation and amortization	67	60	43
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	3,510	3,035
Investments	519	520
Additions to long-lived assets	601	746	571
Operating Segments [Member] | NGL & Petchem Services [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	126	112	108
Operating Segments [Member] | NGL & Petchem Services [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	2,986	3,155	4,264
Eliminations [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(1,099)	(1,108)	(1,727)
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	(833)	(614)
Investments	0	0
Additions to long-lived assets	0	0	0
Eliminations [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(5)	(11)	(17)
Eliminations [Member] | Regulated Natural Gas Transportation And Storage [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(2)	(9)	(11)
Eliminations [Member] | Gathering and Processing [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(2)	(2)	(2)
Eliminations [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(1,094)	(1,097)	(1,710)
Eliminations [Member] | Access Midstream [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0	0	0
Eliminations [Member] | Access Midstream [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0	0	0
Eliminations [Member] | Northeast G&P [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(1)	0	0
Eliminations [Member] | Northeast G&P [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(5)	0	0
Eliminations [Member] | Atlantic-Gulf [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(4)	(10)	(12)
Eliminations [Member] | Atlantic-Gulf [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(354)	(95)	(363)
Eliminations [Member] | West [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0	(1)	(5)
Eliminations [Member] | West [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(476)	(708)	(1,089)
Eliminations [Member] | NGL & Petchem Services [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0	0	0
Eliminations [Member] | NGL & Petchem Services [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(259)	(294)	(258)
Corporate Non-Segment [Member]
Reconciliation of segment revenues and segment profit (loss)
Operating income	(171)	(169)	(190)
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	563	147
Investments	0	0
Additions to long-lived assets	$ 8	$ 5	$ 16